Trade and Other Receivables (Details) - Schedule of trade and other receivables - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Trade And Other Receivables Abstract
Accrued interest income	$ 18	$ 269
R&D tax incentive receivable	4,669,405	4,126,364
Goods and services tax receivable	55,938	47,706
Payroll tax receivable		103,338
Total Trade and Other Receivables	$ 4,725,361	$ 4,277,677